Tax-Managed Multi-Cap Growth Portfolio

July 31, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.7%

Security	Shares	Value
Beverages — 0.9%
Constellation Brands, Inc., Class A	10,232	$2,295,447

		$2,295,447

Biotechnology — 1.2%
Vertex Pharmaceuticals, Inc.(1)	15,175	$3,058,977

		$3,058,977

Building Products — 1.6%
AZEK Co., Inc. (The)(1)	70,125	$2,550,446
Trex Co., Inc.(1)	15,892	1,543,113

		$4,093,559

Capital Markets — 1.0%
S&P Global, Inc.	5,966	$2,557,744

		$2,557,744

Chemicals — 1.8%
Celanese Corp.	6,569	$1,023,253
Ecolab, Inc.	7,531	1,663,071
Sherwin-Williams Co. (The)	6,570	1,912,067

		$4,598,391

Commercial Services & Supplies — 1.8%
Copart, Inc.(1)	12,355	$1,816,185
Waste Connections, Inc.	21,932	2,778,565

		$4,594,750

Diversified Consumer Services — 0.7%
Terminix Global Holdings, Inc.(1)	33,094	$1,737,435

		$1,737,435

Electrical Equipment — 1.9%
AMETEK, Inc.	34,300	$4,769,415

		$4,769,415

Entertainment — 1.3%
Electronic Arts, Inc.	7,649	$1,101,150
Walt Disney Co. (The)(1)	12,454	2,192,153

		$3,293,303

Food & Staples Retailing — 1.1%
Performance Food Group Co.(1)	58,516	$2,681,203

		$2,681,203

Food Products — 0.9%
Mondelez International, Inc., Class A	35,144	$2,223,209

		$2,223,209

Security	Shares	Value
Health Care Equipment & Supplies — 4.2%
Danaher Corp.	11,868	$3,530,611
Intuitive Surgical, Inc.(1)	2,858	2,833,593
Pulmonx Corp.(1)	23,062	914,639
Stryker Corp.	12,668	3,432,268

		$10,711,111

Health Care Providers & Services — 3.0%
Amedisys, Inc.(1)	4,463	$1,163,147
UnitedHealth Group, Inc.	15,597	6,429,395

		$7,592,542

Health Care Technology — 1.0%
Doximity, Inc., Class A(1)	877	$54,286
Phreesia, Inc.(1)	37,308	2,550,002

		$2,604,288

Hotels, Restaurants & Leisure — 1.2%
Booking Holdings, Inc.(1)	735	$1,601,021
Starbucks Corp.	12,443	1,510,954

		$3,111,975

Interactive Media & Services — 14.3%
Alphabet, Inc., Class A(1)	3,900	$10,508,667
Alphabet, Inc., Class C(1)	3,911	10,576,986
Facebook, Inc., Class A(1)	35,003	12,471,569
Twitter, Inc.(1)	41,385	2,886,604

		$36,443,826

Internet & Direct Marketing Retail — 8.3%
Amazon.com, Inc.(1)	6,385	$21,246,662

		$21,246,662

IT Services — 12.2%
Accenture PLC, Class A	16,476	$5,234,096
Fiserv, Inc.(1)	13,974	1,608,547
GoDaddy, Inc., Class A(1)	44,180	3,704,493
Okta, Inc.(1)	15,035	3,725,523
PayPal Holdings, Inc.(1)	23,359	6,436,105
Visa, Inc., Class A	42,000	10,348,380

		$31,057,144

Life Sciences Tools & Services — 0.6%
10X Genomics, Inc., Class A(1)	8,214	$1,505,051

		$1,505,051

Personal Products — 1.4%
Estee Lauder Cos., Inc. (The), Class A	10,679	$3,564,971

		$3,564,971

Pharmaceuticals — 2.3%
Royalty Pharma PLC, Class A(2)	12,788	$488,502
Zoetis, Inc.	26,003	5,270,808

		$5,759,310

Security	Shares	Value
Road & Rail — 2.6%
J.B. Hunt Transport Services, Inc.	14,100	$2,375,145
Norfolk Southern Corp.	8,734	2,251,887
Uber Technologies, Inc.(1)	47,387	2,059,439

		$6,686,471

Semiconductors & Semiconductor Equipment — 2.9%
Monolithic Power Systems, Inc.	16,561	$7,440,195

		$7,440,195

Software — 16.3%
Adobe, Inc.(1)	16,502	$10,258,138
Intuit, Inc.	6,414	3,399,228
Microsoft Corp.	74,352	21,183,628
salesforce.com, inc.(1)	27,530	6,660,333

		$41,501,327

Specialty Retail — 1.0%
TJX Cos., Inc. (The)	38,432	$2,644,506

		$2,644,506

Technology Hardware, Storage & Peripherals — 9.4%
Apple, Inc.	164,702	$24,023,434

		$24,023,434

Textiles, Apparel & Luxury Goods — 3.3%
Lululemon Athletica, Inc.(1)	13,063	$5,227,420
NIKE, Inc., Class B	19,321	3,236,461

		$8,463,881

Trading Companies & Distributors — 1.5%
United Rentals, Inc.(1)	11,573	$3,813,882

		$3,813,882

Total Common Stocks (identified cost $80,184,745)		$254,074,009

Short-Term Investments — 0.4%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.08%(3)	885,286	$885,286

Total Short-Term Investments (identified cost $885,286)		$885,286

Total Investments — 100.1% (identified cost $81,070,031)		$254,959,295

Other Assets, Less Liabilities — (0.1)%		$(176,241)

Net Assets — 100.0%		$254,783,054

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

All or a portion of this security was on loan at July 31, 2021. The aggregate market value of securities on loan at July 31, 2021 was $483,612 and the total market value of the collateral received by the Fund was $494,512, comprised of U.S. government and/or agencies securities.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2021.

The Portfolio did not have any open derivative instruments at July 31, 2021.

At July 31, 2021, the value of the Portfolio’s investment in affiliated funds was $885,286, which represents 0.4% of the Portfolio’s net assets. Transactions in affiliated funds by the Portfolio for the fiscal year to date ended July 31, 2021 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$271,576	$10,893,503	$(10,279,789)	$(4)	$—	$885,286	$976	885,286

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2021, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$254,074,009	*	$—	$—	$254,074,009
Short-Term Investments	—		885,286	—	885,286
Total Investments	$254,074,009		$885,286	$—	$254,959,295

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

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